CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ASSETS:
Cash and cash equivalents	¥ 2,443,419	$ 383,426	¥ 2,726,712
Restricted cash	295,910	46,435	390,702
Term deposits	83,294	13,071	133,761
Investment in marketable securities	169,815	26,648	0
Accounts receivable, net of allowance for doubtful accounts of RMB1,446,994 and RMB1,444,000 as of December 31, 2020 and 2021, respectively	83,823	13,154	40,862
Other receivables, net of allowance for doubtful accounts of RMB17,396 and RMB91 as of December 31, 2020 and 2021, respectively	70,601	11,079	126,745
Loan receivables, net of allowance for doubtful accounts of RMB329,364 and RMB29,481 as of December 31, 2020 and 2021, respectively	260,224	40,835	267,383
Amounts due from related party	41,750	6,551
Prepaid expenses and other assets	751,878	117,986	793,092
Contract assets, net of allowance for losses of RMB14,749 and RMB18,131 as of December 31, 2020 and 2021, respectively			10,374
Long-term investments,net	727,426	114,149	738,272
Operating lease right-of-use assets, net	18,519	2,906	28,668
Property, equipment and software, net	43,551	6,834	63,396
Goodwill, net	22,117	3,471	22,121
Intangible assets, net	37,283	5,851	44,413
TOTAL ASSETS	5,049,610	792,396	5,386,501
Liabilities:
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB81,246 and 46,175 as of December 31, 2020 and 2021, respectively)	46,970	7,371	82,643
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB29,152 and RMB12,054 as of December 31, 2020 and 2021, respectively)	14,544	2,282	34,540
Income tax payable (including income taxes payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB224,533 and RMB 255,618 as of December 31, 2020 and 2021, respectively)	281,297	44,142	255,244
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB238,170 and RMB138,144 as of December 31, 2020 and 2021, respectively)	467,248	73,322	726,686
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without resource to the Group of RMB19,100 and RMB 9,700 as of December 31, 2020 and 2021, respectively)	17,909	2,810	29,503
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB24,146 and RMB23,967 as of December 31, 2020 and 2021, respectively)	23,967	3,761	25,289
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB5,742 and RMB5,041 as of December 31, 2020 and 2021, respectively)	7,730	1,213	9,280
Total liabilities	859,665	134,901	1,163,185
Commitments and Contingencies (Note 20)
Shareholders' equity:
Additional paid-in capital	5,780,609	907,104	5,531,926
Statutory reserves	466,468	73,199	466,352
Deficit	(2,057,773)	(322,909)	(1,822,749)
Accumulated other comprehensive loss	(55,107)	(8,647)	(6,953)
Total shareholders' equity	4,134,199	648,747	4,168,578
Noncontrolling interest	55,746	8,748	54,738
Total shareholders' equity	4,189,945	657,495	4,223,316
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,049,610	$ 792,396	5,386,501
Class A ordinary shares
Shareholders' equity:
Ordinary shares	1		1
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 1		¥ 1